Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	680,845,259.39	31,492
Yield Supplement Overcollateralization Amount 12/31/22	15,094,349.60	0
Receivables Balance 12/31/22	695,939,608.99	31,492
Principal Payments	22,871,256.28	412
Defaulted Receivables	860,876.50	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	14,242,719.21	0
Pool Balance at 01/31/23	657,964,757.00	31,044

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.77%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,956,320.09	306
Past Due 61-90 days	2,390,888.71	94
Past Due 91-120 days	458,018.26	20
Past Due 121+ days	0.00	0
Total	10,805,227.06	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	577,035.58
Aggregate Net Losses/(Gains) - January 2023	283,840.92
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.55%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	7,566,594.71
Actual Overcollateralization	7,566,594.71
Weighted Average Contract Rate	3.87%
Weighted Average Contract Rate, Yield Adjusted	5.17%
Weighted Average Remaining Term	47.33

Flow of Funds	$ Amount
Collections	25,751,690.29
Investment Earnings on Cash Accounts	13,230.13
Servicing Fee	(579,949.67)
Transfer to Collection Account	-
Available Funds	25,184,970.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	405,691.20
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	15,050,781.91
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,566,594.71
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,093,411.26

Total Distributions of Available Funds	25,184,970.75

Servicing Fee	579,949.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	673,015,538.91
Principal Paid	22,617,376.62
Note Balance @ 02/15/23	650,398,162.29

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	112,215,538.91
Principal Paid	22,617,376.62
Note Balance @ 02/15/23	89,598,162.29
Note Factor @ 02/15/23	23.1280749%

Class A-3
Note Balance @ 01/17/23	387,400,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	387,400,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	121,600,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	34,530,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	17,270,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	474,182.87
Total Principal Paid	22,617,376.62
Total Paid	23,091,559.49

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	32,729.53
Principal Paid	22,617,376.62
Total Paid to A-2 Holders	22,650,106.15

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4129793
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.6981159
Total Distribution Amount	20.1110952

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0844851
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.3824900
Total A-2 Distribution Amount	58.4669751

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	665.45
Noteholders' Principal Distributable Amount	334.55

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,877,704.48
Investment Earnings	10,275.03
Investment Earnings Paid	(10,275.03)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,961,403.48	$5,412,039.41	$5,764,221.43
Number of Extensions	153	200	211
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.75%	0.77%